ACQUISITIONS - Schedule of purchase price allocations for TerraForm Global and European Wind (Details) - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Oct. 31, 2017	Aug. 31, 2017
Disclosure of detailed information about business combination [line items]
Current portion of non-recourse borrowings	[1]	$ (1,133)	$ (1,189)	$ (1,928)
TerraForm Power
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents						$ 149
Restricted cash						0
Trade receivables and other current assets						707
Financial instruments						0
Property, plant and equipment, at fair value						5,678
Deferred tax assets						0
Other long-term assets						0
Current liabilities						(1,239)
Current portion of non-recourse borrowings						0
Financial instruments						0
Non-recourse borrowings						(3,714)
Deferred income tax liabilities						(33)
Other long-term liabilities						0
Non-controlling interests						(1,345)
Fair value of net assets acquired						$ 203
TerraForm Global
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents					$ 611
Restricted cash					90
Trade receivables and other current assets					62
Financial instruments					20
Property, plant and equipment, at fair value					1,208
Deferred tax assets					18
Other long-term assets					94
Current liabilities					(73)
Current portion of non-recourse borrowings					(1,183)
Financial instruments					(15)
Non-recourse borrowings					(5)
Deferred income tax liabilities					(15)
Other long-term liabilities					(54)
Non-controlling interests					(1)
Fair value of net assets acquired					757
European Wind
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents							$ 0
Restricted cash							0
Trade receivables and other current assets							1
Financial instruments							0
Property, plant and equipment, at fair value							37
Deferred tax assets							0
Other long-term assets							0
Current liabilities							(4)
Current portion of non-recourse borrowings							0
Financial instruments							0
Non-recourse borrowings							0
Deferred income tax liabilities							(2)
Other long-term liabilities							0
Non-controlling interests							0
Fair value of net assets acquired							$ 32
Acquisitions Completed In 2017
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents					760
Restricted cash					90
Trade receivables and other current assets					770
Financial instruments					20
Property, plant and equipment, at fair value					6,923
Deferred tax assets					18
Other long-term assets					94
Current liabilities					(1,316)
Current portion of non-recourse borrowings					(1,183)
Financial instruments					(15)
Non-recourse borrowings					(3,719)
Deferred income tax liabilities					(50)
Other long-term liabilities					(54)
Non-controlling interests					(1,346)
Fair value of net assets acquired					$ 992

[1]	As adjusted to reflect the historical financial statements of TerraForm Power Inc. acquired on July 31, 2020 from Brookfield (Note 1(c)).